Property and Equipment	12 Months Ended
Mar. 31, 2025
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

Note 7 – PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	March 31, 2025	March 31, 2024
Office equipment and furniture	$74,694	$57,360
Motor vehicles	16,901	14,818
Total	91,595	72,178
Less: Accumulated depreciation	(82,664)	(63,801)
Property and equipment, net	$8,931	$8,377

Total depreciation expense for property and equipment was $2,730 and $1,784 for the year ended March 31, 2025 and 2024, respectively. There were no fixed assets impaired in the years ended March 31, 2025 and March 31, 2024.